Offerings - Offering: 1	Jan. 15, 2026 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	4,312,500
Proposed Maximum Offering Price per Unit	6
Maximum Aggregate Offering Price	$ 25,875,000
Offering Note
(1)

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes common stock that may be purchased by the underwriters pursuant to their option to purchase additional shares of common stock to cover over-allotment, if any.

(2)

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional shares of common stock that shall be issuable after the date hereof as a result of stock splits, stock dividends, or similar transactions.